Equity accounted investments - Mimosa - Summary of Financial Statements of Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	R 138,051	R 172,313		R 126,173
Amortisation and depreciation	(7,087)	(8,293)		(7,593)
Interest income	1,203	1,202		1,065
Finance expense	(2,840)	(2,496)		(3,152)
Total mining and income tax	(8,924)	(13,761)		(4,858)
Income tax	(8,225)	(11,816)		(4,442)
Net Royalty Expense	1,834	2,714		1,765
Profit for the year	18,980	33,796		30,622
Other comprehensive income	2,369	4,635		(2,006)
Total comprehensive income	21,349	38,431		28,616
Non-current assets	105,867	88,163	[1]	81,860	[1]
Property, plant and equipment	76,909	62,494	[1]	60,600	[1]
Right-of-use assets	279	222	[1]	296	[1]	R 361
Current assets	60,764	64,831	[1]	52,243	[1]
Cash and cash equivalents	26,076	30,292	[1]	20,240	[1]	5,619
Non-current liabilities	(55,408)	(51,108)	[1]	(45,900)	[1]
Current liabilities	(20,219)	(20,541)	[1]	(17,487)	[1]
Equity-accounted investments	8,471	7,594	[1]	5,621	[1]
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	6,696	5,462		3,977
Reconciling items	R (46)	(49)		(48)
Proportion of ownership interest in associate	50.00%
Equity-accounted investments	R 6,650	5,413		3,929		R 2,688
Separate | Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	8,535	8,786		7,789
Amortisation and depreciation	(685)	(549)		(563)
Interest income	203	24		8
Finance expense	(71)	(10)		(28)
Total mining and income tax	(946)	(1,503)		(1,254)
Income tax	(692)	(1,183)		(984)
Net Royalty Expense	254	320		270
Profit for the year	2,123	3,405		2,599
Other comprehensive income	838	896		89
Total comprehensive income	2,961	4,301		2,688
Non-current assets	7,560	6,095		5,178
Property, plant and equipment	7,560	6,095		5,178
Right-of-use assets	0	0		0
Current assets	8,124	6,728		4,635
Cash and cash equivalents	1,545	1,131		469
Other current assets	6,579	5,597		4,166
Non-current liabilities	(1,840)	(1,443)		(1,304)
Non-current financial liabilities	0	0		(12)
Other non-current liabilities	(1,840)	(1,443)		(1,292)
Current liabilities	(453)	(456)		(556)
Current financial liabilities	(453)	(334)		(476)
Other current liabilities	0	(122)		(80)
Net assets (liabilities)	13,391	10,924		7,953
Current financial liabilities excluding trade and other payables	R 35	R 9		R 53

[1]	* Restated — see note 1.5